PAYABLE FOR SALES INCENTIVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PAYABLE FOR SALES INCENTIVE
Payable for sales incentive		$ 2,701	$ 1,638
Payable for sales incentive	$ 0	417
Dealership Operators
PAYABLE FOR SALES INCENTIVE
Payable for sales incentive	$ 988	$ 2,701	$ 1,638
Group issued an aggregation		11,026
Dealership Operators | Class A Ordinary Shares
PAYABLE FOR SALES INCENTIVE
Shares issued as consideration	785	5,699	6,206
Group issued an aggregation	1,664
Dealership Operators | Series H Preferred shares
PAYABLE FOR SALES INCENTIVE
Shares issued as consideration	7,366
Group issued an aggregation	7,366